Business Segments (Tables)	6 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Financial Information by Business Segment

	Customer Business
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2023:
Net revenue:	¥409.3	¥283.6	¥455.9	¥310.8	¥205.7	¥409.0	¥2,074.3	¥376.5	¥44.6	¥2,495.4
BK and TB(1):	155.7	189.5	371.7	19.5	56.8	367.3	1,160.5	226.5	122.8	1,509.8
Net interest income	123.8	93.7	230.9	19.1	6.5	186.7	660.7	97.3	128.5	886.5
Net fees	30.2	78.7	104.7	—	50.3	163.1	427.0	(8.5)	(9.7)	408.8
Other	1.7	17.1	36.1	0.4	—	17.5	72.8	137.7	4.0	214.5
Other than BK and TB	253.6	94.1	84.2	291.3	148.9	41.7	913.8	150.0	(78.2)	985.6
Operating expenses	310.7	202.3	182.2	174.6	147.6	204.1	1,221.5	149.0	52.6	1,423.1
Operating profit (loss)	¥98.6	¥81.3	¥273.7	¥136.2	¥58.1	¥204.9	¥852.8	¥227.5	¥(8.0)	¥1,072.3
Fixed assets(2)	¥231.4	¥170.3	¥163.5	¥1.5	¥22.1	¥169.2	¥758.0	¥110.9	¥508.0	¥1,376.9
Increase in fixed assets(3)	¥25.1	¥16.9	¥22.6	¥0.2	¥7.3	¥15.9	¥88.0	¥13.3	¥12.7	¥114.0
Depreciation(3)	¥11.3	¥9.1	¥21.4	¥0.1	¥4.0	¥21.8	¥67.7	¥15.6	¥6.9	¥90.2
Six months ended September 30, 2024:
Net revenue:	¥457.1	¥339.1	¥502.9	¥577.3	¥244.4	¥433.1	¥2,553.9	¥361.2	¥(10.3)	¥2,904.8
BK and TB(1):	190.3	227.7	405.9	19.8	67.7	383.1	1,294.5	227.4	41.1	1,563.0
Net interest income	149.3	122.2	253.1	19.8	12.6	206.7	763.7	56.9	84.6	905.2
Net fees	39.3	85.4	119.0	—	55.0	161.3	460.0	(12.0)	(13.7)	434.3
Other	1.7	20.1	33.8	—	0.1	15.1	70.8	182.5	(29.8)	223.5
Other than BK and TB	266.8	111.4	97.0	557.5	176.7	50.0	1,259.4	133.8	(51.4)	1,341.8
Operating expenses	328.4	210.8	188.3	302.2	175.5	208.4	1,413.6	158.7	38.0	1,610.3
Operating profit (loss)	¥128.7	¥128.3	¥314.6	¥275.1	¥68.9	¥224.7	¥1,140.3	¥202.5	¥(48.3)	¥1,294.5
Fixed assets(2)	¥250.7	¥179.7	¥165.5	¥1.8	¥21.3	¥158.2	¥777.2	¥95.3	¥492.7	¥1,365.2
Increase in fixed assets(3)	¥22.5	¥17.3	¥20.5	¥0.3	¥4.0	¥10.6	¥75.2	¥10.7	¥12.0	¥97.9
Depreciation(3)	¥15.9	¥10.2	¥20.4	¥0.1	¥3.9	¥17.8	¥68.3	¥15.4	¥6.5	¥90.2

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,344.5 billion as of September 30, 2023 and ¥1,820.3 billion as of September 30, 2024, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(3)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the six months ended September 30, 2023 and 2024 above to income before income tax expense shown in the accompanying condensed consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ending March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for nine months, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for six months. The adjustment for the difference between the two is included in Other – net.

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in billions)
Operating profit:	¥1,072	¥1,295
Provision for credit losses	(72)	(129)
Foreign exchange gains (losses)—net	(379)	173
Trading account gains (losses)—net	(1,139)	425
Equity investment securities gains (losses)—net	625	(493)
Debt investment securities gains (losses)—net	104	(13)
Equity in earnings of equity method investees—net	215	316
Reversal of off-balance sheet credit instruments	4	1
Other—net	(141)	(231)
Income before income tax expense	¥289	¥1,344
Fixed assets:	¥1,377	¥1,365
U.S. GAAP adjustments and other	1,111	1,594
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,488	¥2,959